Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2019

SAN-QTLY-0819
1.849912.111

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 57.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,365,645	$16,323,376
Fidelity Communication Services Central Fund (a)	521,389	106,451,936
Fidelity Consumer Discretionary Central Fund (a)	376,435	128,801,028
Fidelity Consumer Staples Central Fund (a)	408,440	81,475,622
Fidelity Emerging Markets Equity Central Fund (a)	584,750	127,960,847
Fidelity Energy Central Fund (a)	536,214	57,101,395
Fidelity Financials Central Fund (a)	2,247,593	229,052,169
Fidelity Health Care Central Fund (a)	421,633	184,253,501
Fidelity Industrials Central Fund (a)	431,558	124,832,473
Fidelity Information Technology Central Fund (a)	722,948	283,764,433
Fidelity International Equity Central Fund (a)	3,995,816	312,592,651
Fidelity Materials Central Fund (a)	157,383	31,961,317
Fidelity Real Estate Equity Central Fund (a)	256,238	29,795,340
Fidelity Utilities Central Fund (a)	217,024	41,436,332
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,393,801,596)		1,755,802,420

Fixed-Income Central Funds - 31.6%
High Yield Fixed-Income Funds - 2.0%
Fidelity Emerging Markets Debt Central Fund (a)	1,543,654	14,819,078
Fidelity Floating Rate Central Fund (a)	146,381	14,847,465
Fidelity High Income Central Fund (a)	271,560	30,287,109

TOTAL HIGH YIELD FIXED-INCOME FUNDS		59,953,652

Investment Grade Fixed-Income Funds - 29.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,298,979	132,820,559
Fidelity International Credit Central Fund (a)	186,866	19,028,576
Fidelity Investment Grade Bond Central Fund (a)	6,800,452	753,082,099

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		904,931,234

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $923,385,713)		964,884,886

Money Market Central Funds - 1.4%
Fidelity Cash Central Fund 2.42% (b)
(Cost $43,489,599)	43,480,936	43,489,632
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/1/19 to 9/26/19 (c)
(Cost $5,500,134)	5,520,000	5,501,650
	Shares	Value

Investment Companies - 9.3%
iShares 20+ Year Treasury Bond ETF	414,892	$55,101,807
iShares Core MSCI Emerging Markets ETF	2,868,938	147,578,171
iShares MSCI Japan ETF	846,026	46,176,099
iShares S&P 500 Index ETF	120,912	35,638,812
TOTAL INVESTMENT COMPANIES
(Cost $279,901,488)		284,494,889
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,646,078,530)		3,054,173,477
NET OTHER ASSETS (LIABILITIES) - 0.0%		(979,872)
NET ASSETS - 100%		$3,053,193,605

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,156	Sept. 2019	$111,166,740	$(3,129,673)	$(3,129,673)

The notional amount of futures sold as a percentage of Net Assets is 3.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,501,650.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,702,675
Fidelity Commodity Strategy Central Fund	134,687
Fidelity Communication Services Central Fund	516,166
Fidelity Consumer Discretionary Central Fund	4,670,544
Fidelity Consumer Staples Central Fund	7,401,799
Fidelity Emerging Markets Debt Central Fund	645,994
Fidelity Emerging Markets Equity Central Fund	7,078,519
Fidelity Energy Central Fund	925,875
Fidelity Financials Central Fund	13,580,762
Fidelity Floating Rate Central Fund	1,247,748
Fidelity Health Care Central Fund	10,370,280
Fidelity High Income Central Fund	431,910
Fidelity High Income Central Fund 1	1,889,006
Fidelity Industrials Central Fund	6,529,900
Fidelity Inflation-Protected Bond Index Central Fund	2,985,017
Fidelity Information Technology Central Fund	47,358,139
Fidelity International Credit Central Fund	790,121
Fidelity International Equity Central Fund	20,580,343
Fidelity Investment Grade Bond Central Fund	19,294,606
Fidelity Materials Central Fund	2,834,918
Fidelity Real Estate Equity Central Fund	512,475
Fidelity Securities Lending Cash Central Fund	14,284
Fidelity Utilities Central Fund	3,761,445
Total	$155,257,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$6,208,063	$12,499,394	$805,411	$(35,726)	$(1,542,944)	$16,323,376	6.8%
Fidelity Communication Services Central Fund	25,236,956	76,433,467	5,665,479	126,397	10,320,595	106,451,936	6.1%
Fidelity Consumer Discretionary Central Fund	146,591,048	11,444,957	25,537,770	361,500	(4,058,707)	128,801,028	6.5%
Fidelity Consumer Staples Central Fund	77,436,400	10,836,653	5,997,918	(364,384)	(435,129)	81,475,622	6.2%
Fidelity Emerging Markets Debt Central Fund	14,038,818	1,254,508	776,269	(3,284)	305,305	14,819,078	0.5%
Fidelity Emerging Markets Equity Central Fund	86,313,715	50,193,890	10,643,598	(799,236)	2,896,076	127,960,847	11.9%
Fidelity Energy Central Fund	74,167,253	3,800,346	4,601,687	(469,651)	(15,794,866)	57,101,395	6.3%
Fidelity Financials Central Fund	232,217,880	23,636,259	21,168,023	(957,774)	(4,676,173)	229,052,169	6.6%
Fidelity Floating Rate Central Fund	28,561,552	2,432,433	15,654,547	24,925	(516,898)	14,847,465	0.8%
Fidelity Health Care Central Fund	200,381,288	18,452,314	17,031,839	340,251	(17,888,513)	184,253,501	6.3%
Fidelity High Income Central Fund	--	605,166	23,048,861	(464,321)	103,697	30,287,109	1.2%
Fidelity High Income Central Fund 1	45,397,134	9,312,921	1,938,986	(7,391)	327,750	--	0.0%
Fidelity Industrials Central Fund	131,422,312	12,004,944	11,304,943	(601,519)	(6,688,321)	124,832,473	6.6%
Fidelity Inflation-Protected Bond Index Central Fund	105,329,508	70,038,215	44,806,115	156,864	2,102,087	132,820,559	9.6%
Fidelity Information Technology Central Fund	346,993,488	69,624,086	71,944,411	(5,489,296)	(55,419,434)	283,764,433	6.3%
Fidelity International Credit Central Fund	17,721,958	1,520,672	932,026	1,742	716,230	19,028,576	10.3%
Fidelity International Equity Central Fund	317,382,540	36,197,465	19,589,058	(1,027,961)	(20,370,335)	312,592,651	12.1%
Fidelity Investment Grade Bond Central Fund	770,665,936	77,281,237	131,745,764	(2,297,439)	39,178,129	753,082,099	4.9%
Fidelity Materials Central Fund	34,661,738	4,424,754	2,479,451	(254,805)	(4,390,919)	31,961,317	6.6%
Fidelity Real Estate Equity Central Fund	13,057,670	16,625,521	675,225	4,684	782,690	29,795,340	10.1%
Fidelity Utilities Central Fund	39,143,517	5,509,754	3,651,891	27,733	407,219	41,436,332	6.5%
Total	$2,712,928,774	$514,128,956	$419,999,272	$(11,728,691)	$(74,642,461)	$2,720,687,306

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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